Schedule of Investments

March 31, 2023 (Unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 33.3%

Communication Services - 1.1%
Alphabet, Inc. - Class C (2)	1,194	124,176
COMCAST CORP NEW CL A	985	37,341
IDT CORPORATION (2)	437	14,893
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	262	225
META PLATFORMS INC (2)	399	84,564
T-MOBILE US INC (2)	683	98,926

		360,125

Consumer Discretionary - 4.0%
AUTOZONE INC (NEV) (2)	1	2,458
BEST BUY CO INC	387	30,290
BLOOMIN' BRANDS INC	223	5,720
BOOKING HOLDINGS INC (2)	26	68,963
BORG WARNER INC	640	31,430
BURLINGTON STORES INC (2)	135	27,284
CAVCO INDUSTIRES INC (2)	2	635
CHICO'S FAS INC (2)	42	231
DECKERS OUTDOOR CORP (2)	58	26,074
DR HORTON INC	92	8,987
ETHAN ALLEN INTERIORS INC	10	275
EXPEDIA GROUP INC (2)	754	73,161
FRONTDOOR INC (2)	38	1,059
GARMIN LIMITED	205	20,689
GENTEX CORP	24	673
GRAND CANYON EDUCATION INC (2)	258	29,386
HOME DEPOT INC	487	143,723
KB HOME	340	13,661
LEAR CORPORATION	2	279
LENNAR CORP	980	103,008
LIGHT & WONDER INC (2)	4	240
LKQ CORPORATION	177	10,047
LULULEMON ATHLETICA INC (2)	153	55,721
M/I HOMES INC (2)	131	8,265
MasterCraft Boat Holdings, Inc. (2)	19	578
MCDONALDS CORP	279	78,011
MOHAWK INDS INC (2)	378	37,883
NIKE INC	801	98,235
O'REILLY AUTOMOTIVE INC (2)	20	16,980
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	756	6,804
PVH CORPORATION	383	34,148
ROSS STORES INC	439	46,591
SKYLINE CHAMPION CORPORATION (2)	442	33,252
SLEEP NUMBER CORP (2)	286	8,697
TAPESTRY INC	235	10,131
TEXAS ROADHOUSE INC	101	10,914
TJX COMPANIES INC	880	68,957
Town Sports International (2)(5)	378	0
TRACTOR SUPPLY CO	104	24,444
TUPPERWARE BRANDS CORP (2)	118	295
Ulta Beauty, Inc. (2)	83	45,291
WHIRLPOOL CORP	103	13,598
YUM BRANDS INC	472	62,342

		1,259,410

Consumer Staples - 0.9%
ARCHER DANIELS MIDLAND CO	342	27,244
BUNGE LTD	30	2,866
COCA COLA CO	188	11,662
INGREDION INC	18	1,831
KIMBERLY CLARK CORP	175	23,489
KROGER CO	59	2,913

MEDIFAST INC	84	8,708
MONDELEZ INTERNATIONAL INC (A)	150	10,458
PEPSICO INC	1,035	188,681
PILGRIMS PRIDE CORP (2)	13	301
THE KRAFT HEINZ COMPANY	5	193

		278,346

Energy - 2.5%
APA CORPORATION	342	12,333
Berry Corporation (bry)	67	526
BRISTOW GROUP INC (2)	60	1,344
CHEVRON CORP	1,670	272,477
CIVITAS RESOURCES INC	7	478
CONOCOPHILLIPS	367	36,410
DEVON ENERGY CORP	9	455
DIAMONDBACK ENERGY, INC	43	5,812
EOG RESOURCES INC	166	19,029
EXXON MOBIL CORP	1,575	172,715
HALLIBURTON CO HLDG CO	417	13,194
HF SINCLAIR CORPORATION	6	290
OCCIDENTAL PETE CORP	32	1,998
ONEOK INC NEW	2,374	150,844
OVINTIV INC	269	9,706
PHILLIPS 66	338	34,266
PIONEER NATURAL RESOURCES	55	11,233
SCHLUMBERGER LTD	392	19,247
SM ENERGY CO	10	282
TEEKAY CORPORATION (2)	121	748
VALERO ENERGY CORP	257	35,877
VITAL ENERGY INC (2)	6	273
Westmoreland Coal Co (2)(5)	539	0

		799,537

Financials - 5.2%
ALLY FINANCIAL INC	812	20,698
AMERICAN EQ INVT LIFE HLDG CO	60	2,189
BANK OF NEW YORK MELLON CORP	1,039	47,212
Berkshire Hathaway Class B (2)	2,748	848,500
CHARLES SCHWAB CORP	88	4,609
CHUBB LIMITED	139	26,991
EAST WEST BANCORP INC	738	40,959
ESSENT GROUP LTD	88	3,524
F&G ANNUITIES & LIFE INC	22	399
FIRST AMERICAN FINANCIAL CORP	172	9,574
JACKSON FINANCIAL INC	220	8,230
MARSH & MCLENNAN COS INC	1,308	217,847
MASTERCARD INCORPORATED	551	200,239
MEDLEY MANAGEMENT INC (2)(5)	21	0
NMI HOLDINGS INC (A) (2)	35	782
NORTHERN TRUST CORP	369	32,520
OLD REPUBLIC INTERNATIONAL CORPORATION	14	350
ONEMAIN HOLDINGS INC	58	2,151
PATHWARD FINANCIAL INC	77	3,195
RAIT Financial Trust (2)(5)	287	0
SEI INVESTMENTS COMPANY	305	17,553
SOUTHSTATE CORPORATION	123	8,765
STATE STREET CORP	199	15,062
STEWART INFORMATION SVCS CRP	410	16,544
SYNCHRONY FINANCIAL	381	11,079
WALKER & DUNLOP INC	5	381
WILLIS TOWERS WATSON PLC	450	104,571

		1,643,924

Healthcare - 5.9%
ABBVIE INC	804	128,133
ALAUNOS THERAPEUTICS, INC. (2)	620	391
AMERISOURCEBERGEN CORP	9	1,441
AMGEN INC	254	61,405
ASSERTIO HOLDINGS, INC. (2)	132	841
BIOGEN INC (2)	79	21,964
BRISTOL-MYERS SQUIBB CO	464	32,160

CARDINAL HEALTH INC	625	47,188
CENTENE CORPORATION (2)	238	15,044
CVS HEALTH CORP	213	15,828
DANAHER CORP	467	117,703
DEXCOM INC (2)	156	18,124
ELEVANCE HEALTH INC	44	20,232
ELI LILLY & CO	138	47,392
EMBECTA CORP	79	2,221
ENCOMPASS HEALTH CORPORATION	94	5,085
ENDO INTERNATIONAL PLC (2)	1,889	132
FULGENT GENETICS, INC. (2)	147	4,589
GILEAD SCIENCE INC	1,358	112,673
HCA HEALTHCARE INC	64	16,876
HUMANA INC	37	17,962
IDEXX LABORATORIES CORP (2)	27	13,502
INTUITIVE SURGICAL INC (2)	468	119,560
JOHNSON AND JOHNSON	2,626	407,030
LAB CORP OF AMERICA NEW	26	5,965
MCKESSON CORP	95	33,825
MERCK & CO INC	885	94,155
MOLINA HEALTHCARE INC (2)	8	2,140
PFIZER INC	887	36,190
QUEST DIAGNOSTICS INC	5	707
REGENERON PHARMACEUTICALS INC (2)	26	21,363
The Cigna Group	143	36,541
UNITEDHEALTH GROUP INC (DEL)	510	241,021
VERTEX PHARMACEUTICALS (2)	126	39,699
VIATRIS INC.	1,031	9,918
VIR BIOTECHNOLOGY, INC. (2)	7	163
WEST PHARMACEUTICAL SVCS INC	48	16,631
ZOETIS INC	621	103,359

		1,869,153

Industrials - 3.0%
AAR CORP (2)	4	218
AGCO CORP	4	541
ALASKA AIR GROUP INC (2)	402	16,868
BLUELINX HOLDINGS INC (2)	9	612
BOISE CASCADE COMPANY	13	822
BUILDERS FIRSTSOURCE INC (2)	530	47,053
COMFORT SYSTEMS USA INC	2	292
COPART INC (2)	3,898	293,169
CRANE COMPANY	2	227
DEERE & CO	19	7,845
DONALDSON INC	3	196
DOVER CORP	585	88,885
EMCOR GROUP INC	270	43,899
EMERSON ELECTRIC CO	93	8,104
GENERAL DYNAMICS CORP	300	68,463
GRACO INC	2,466	180,043
GRAINGER W W INC	29	19,975
HUB GROUP INC (2)	2	168
HUBBELL INC	18	4,380
KARAT PACKAGING INC.	15	200
LOCKHEED MARTIN CORP	92	43,491
MANPOWERGROUP	3	248
MATSON INC	47	2,804
MDU RESOURCES GROUP INC	11	335
NORTHROP GRUMMAN CORP	31	14,313
NVENT ELECTRIC PLC	215	9,232
OWENS CORNING INC	54	5,173
PAYCHEX INC	261	29,908
PRIMORIS SERVICES CORP	15	370
REGAL REXNORD CORP	2	281
SENSATA TECHNOLOGIES HOLDING PLC	7	350
SOUTHWEST AIRLINES CO	918	29,872
STARTEK INC (2)	131	541
TEREX CORP NEW	4	194
United Airlines Holdings, Inc. (2)	424	18,762
UNITED RENTALS INC	60	23,746
UNIVAR SOLUTIONS INC (2)	6	210

		961,790

Information Technology - 9.9%
ADOBE INC. (2)		368	141,816
AMKOR TECHNOLOGY INC		107	2,784
APPLE INC		4,406	726,549
APPLIED MATERIALS INC		586	71,978
ARROW ELECTRONICS INC (2)		349	43,580
AVNET INC		503	22,736
BROADCOM INC		5	3,208
CISCO SYSTEMS INC		853	44,591
COMMVAULT SYSTEMS INC (2)		53	3,007
DELL TECHNOLOGIES INC		9	362
DIGITAL TURBINE INC (2)		847	10,469
FIRST SOLAR INC (2)		85	18,488
INTUIT INC		146	65,091
JABIL INC		228	20,100
LAM RESEARCH CORP		146	77,398
MICROCHIP TECH INC		1,005	84,199
MICROSOFT CORP		2,633	759,091
NVIDIA CORP		972	269,992
ORACLE CORPORATION		672	62,442
QUALCOMM INC		1,020	130,132
QUALYS INC (2)		439	57,079
SKYWORKS SOLUTIONS INC		1,265	149,245
TD SYNNEX CORPORATION		19	1,839
TEXAS INSTRUMENTS INC		1,414	263,018
VARONIS SYSTEMS INC (2)		1,365	35,504
VISHAY INTERTECHNOLOGY INC		8	181
ZEBRA TECH CORP (2)		183	58,194
ZOOM VIDEO COMMUNICATIONS, INC. (2)		134	9,895

			3,132,968

Materials - 0.7%
BERRY GLOBAL GROUP INC		505	29,745
CF INDUSTRIES HOLDINGS		5	362
DOW INC		309	16,939
EAGLE MATERIALS INC		99	14,528
FREEPORT-MCMORAN INC		666	27,246
LOUISIANA PAC CORP		92	4,987
LYONDELLBASELL INDUSTRIES NV (A)		213	19,999
NEWMONT CORPORATION		38	1,863
NUCOR CORP		403	62,251
OLIN CORP		49	2,720
RELIANCE STL & ALUMINUM CO (DEL)		2	513
RYERSON HOLDING CORP		40	1,455
SCHNITZER STEEL INDUSTRIES		52	1,617
SOUTHERN COPPER CORP		106	8,083
STEEL DYNAMICS INC		132	14,924
UNITED STATES STEEL CORP		366	9,553

			216,785

Real Estate Investment Trust - 0.1%
CORENERGY INFRASTRUCTURE TRUST INC REIT		583	746
SIMON PROPERTY GROUP INC NEW		400	44,788
Spirit MTA REIT Liquidating Trust (2)(5)		385	0

			45,534

Utilities - 0.0%
BROOKFIELD RENEWABLE CORPORATION W/I		13	454
NRG ENERGY INC		12	411

			865

Total Common Stocks (United States)	(Cost	$8,741,523)	10,568,437

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		81	2,196

Total Preferred Stock (United States)	(Cost	$2,025)	2,196

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		11	98
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		4	75
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		12	213
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		7	99

Total Warrants (United States)	(Cost	$93)	485

Registered Investment Companies - 17.8%

U.S. Fixed Income - 6.1%
Baird Core Plus Bond Fund - Class I		9,255	93,380
BBH Limited Duration Fund - Class I		5,125	51,405
Diamond Hill Short Duration Securitized Bond Fund - Class Y		18,347	173,929
DoubleLine Total Return Bond Fund - Class I		14,209	127,451
Frost Total Return Bond Fund - Class I		7,912	74,609
Guggenheim- Total Return Bond Fund - Class I		2,230	53,175
iShares 20+ Year Treasury Bond ETF (6)		1,387	147,535
ISHARES 3-7 YEAR TREASURY BOND ETF (6)		1,146	134,827
ISHARES 7-10 YEAR TREASURY BOND ETF (6)		2,984	295,773
iShares Core U.S. Aggregate Bond ETF (6)		1,570	156,435
PGIM Short-Term Corporate Bond Fund - Class Q		16,840	173,793
Pioneer Bond Fund - Class K		8,881	74,155
Segall Bryant & Hamill Plus Bond Fund - Class I		14,449	134,229
SPDR Bloomberg High Yield Bond ETF (6)		1,697	157,516
Xtrackers USD High Yield Corporate Bond ETF (6)		2,730	94,868

			1,943,080

International Fixed Income - 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (6)		3,558	306,984

			306,984

International Equity - 10.7%
iShares Core MSCI EAFE ETF (6)		42,298	2,827,621
iShares Core MSCI Emerging Markets ETF (6)		12,312	600,702

			3,428,323

Total Registered Investment Companies	(Cost	$5,006,989)	5,678,387

Money Market Registered Investment Companies - 44.8%

Federated Hermes Government Obligations Fund, 4.69%		466,000	466,000
Meeder Institutional Prime Money Market Fund, 4.88% (3)		13,799,594	13,799,594

Total Money Market Registered Investment Companies	(Cost	$14,259,944)	14,265,594

Total Investments - 95.9%	(Cost	$28,010,574)	30,515,099

Other Assets less Liabilities - 4.1%			1,318,069

Total Net Assets - 100.0%			31,833,168

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		2,060	24,102
Meeder Dynamic Allocation Fund - Retail Class		5,575	67,067
Meeder Muirfield Fund - Retail Class		2,404	20,218
Meeder Conservative Allocation Fund - Retail Class		575	12,173

Total Trustee Deferred Compensation	(Cost	$113,151)	123,560

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(2)	6/16/2023	(505,940)	(16,447)
Mini MSCI EAFE Index Futures	99	6/16/2023	10,377,675	339,198
Mini MSCI Emerging Markets Index Futures	49	6/16/2023	2,438,975	93,056
Russell 2000 Mini Index Futures	9	6/16/2023	816,075	24,085

Total Futures Contracts	155		13,126,785	439,892

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$30,515,099	$439,892
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,515,099	$439,892

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.